Use of Estimates and Judgments - Additional Information (Detail) - AB InBev Efes [member] - USD ($) $ in Millions		12 Months Ended
	Mar. 11, 2022	Dec. 31, 2022
Disclosure of changes in accounting estimates [line items]
Non-cash impairment charge		$ (1,143)
Proportion of ownership interests held by non controlling interests	50.00%